Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Details)		12 Months Ended
	Mar. 18, 2021 $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance		49,650,468
Granted No. (during the year)		16,974,500
Exercise of share options, (in shares)		0
Lapsed/Forfeited* No. (during the year)		(9,190,647)
Closing Balance		57,434,321	49,650,468
Vested and exercisable No (end of year)		26,464,507
Share Price (in dollars per share) | $ / shares	$ 2.41
Weighted average share purchase price, granted no. (during the year) | $ / shares		$ 0.66	$ 0.56	$ 1.42
Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				2.51
Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				4.02
Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.65
Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.75
Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.41
Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.41
Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.41
Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.41
Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.41
Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				5.76
Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				4.78
Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.84
Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.60
Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				3.60
Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				2.67
Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 0
Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			2.28
Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			1.95
Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			1.77
Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			1.77
Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			1.77
Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.42
Series 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.03
Series 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.01
Series 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		0.85
Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.13
Series79 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.03
Series 79 B
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.13
Series 79 C
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.03
Series 79 D
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.03
Series 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		0.93
Series 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		4.60
Series 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		1.12
Series 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.03
(in Australian dollars, in thousands, except percent data)
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance		49,650,468	45,333,216	38,911,491
Granted No. (during the year)			10,723,000	18,193,406
Exercise of share options, (in shares)			(229,080)	(7,078,017)
Lapsed/Forfeited* No. (during the year)			(6,176,668)	(4,693,664)
Closing Balance			49,650,468	45,333,216	38,911,491
Vested and exercisable No (end of year)			23,084,908	18,389,623		18,389,623
Share Price (in dollars per share) | $ / shares		$ 1.85	$ 2.21	$ 2.42	$ 1.86
Weighted average share purchase price, granted no. (during the year) | $ / shares		1.08	1.77	3.56
Weighted average share purchase price, Exercised No. (during the year) | $ / shares		0	1.25	2.06
Weighted average share purchase price, Lapsed/Forfeited* No. (during the year) | $ / shares		2.39	2.99	2.76
Weighted average share purchase price, Vested and exercisable No (end of year) | $ / shares		2.12	2.06	$ 2.15
(in Australian dollars, in thousands, except percent data) | Series 32
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 4.20
Opening Balance			1,753,334
Lapsed/Forfeited* No. (during the year)			(1,753,334)
Closing Balance				1,753,334
(in Australian dollars, in thousands, except percent data) | Series 33
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 4.05	$ 4.05
Opening Balance			75,000	75,000
Lapsed/Forfeited* No. (during the year)			(75,000)
Closing Balance				75,000	75,000
Vested and exercisable No (end of year)				75,000		75,000
(in Australian dollars, in thousands, except percent data) | Series 34
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 2.80	$ 2.80	$ 2.80
Opening Balance		1,678,979	1,858,979	2,638,334
Exercise of share options, (in shares)				(769,355)
Lapsed/Forfeited* No. (during the year)		(1,678,979)	(180,000)	(10,000)
Closing Balance			1,678,979	1,858,979	2,638,334
Vested and exercisable No (end of year)			1,678,979	1,858,979		1,858,979
(in Australian dollars, in thousands, except percent data) | Series 34a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 2.74
Opening Balance				200,000
Exercise of share options, (in shares)				(116,666)
Lapsed/Forfeited* No. (during the year)				(83,334)
Closing Balance					200,000
(in Australian dollars, in thousands, except percent data) | Series 34b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 2.80	$ 2.80	$ 2.80
Opening Balance		200,000	200,000	200,000
Lapsed/Forfeited* No. (during the year)		(200,000)
Closing Balance			200,000	200,000	200,000
Vested and exercisable No (end of year)			200,000	200,000		200,000
(in Australian dollars, in thousands, except percent data) | Series 35
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 2.20
Opening Balance				900,000
Exercise of share options, (in shares)				(900,000)
Closing Balance					900,000
(in Australian dollars, in thousands, except percent data) | Series 35a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 2.86	$ 2.86	$ 2.86
Opening Balance		1,500,000	1,500,000
Granted No. (during the year)				1,500,000
Closing Balance		1,500,000	1,500,000	1,500,000
Vested and exercisable No (end of year)		1,500,000	1,500,000	1,500,000		1,500,000
(in Australian dollars, in thousands, except percent data) | Series 36
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.31	$ 1.31	$ 1.31
Opening Balance		533,000	623,000	923,000
Exercise of share options, (in shares)			(50,000)	(300,000)
Lapsed/Forfeited* No. (during the year)			(40,000)
Closing Balance		533,000	533,000	623,000	923,000
Vested and exercisable No (end of year)		533,000	533,000	623,000		623,000
(in Australian dollars, in thousands, except percent data) | Series 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.19	$ 1.19	$ 1.19
Opening Balance		1,950,730	1,950,730	2,519,064
Exercise of share options, (in shares)				(426,668)
Lapsed/Forfeited* No. (during the year)				(141,666)
Closing Balance		1,950,730	1,950,730	1,950,730	2,519,064
Vested and exercisable No (end of year)		1,809,064	1,809,064	1,809,064		1,809,064
(in Australian dollars, in thousands, except percent data) | Series 36b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 1.65
Opening Balance				300,000
Exercise of share options, (in shares)				(300,000)
Closing Balance					300,000
(in Australian dollars, in thousands, except percent data) | Series 37
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 2.23
Opening Balance				150,000
Exercise of share options, (in shares)				(150,000)
Closing Balance					150,000
(in Australian dollars, in thousands, except percent data) | Series 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.54	$ 1.54	$ 1.54
Opening Balance		50,000	50,000	66,666
Exercise of share options, (in shares)				(16,666)
Lapsed/Forfeited* No. (during the year)		(150,000)
Closing Balance		50,000	50,000	50,000	66,666
Vested and exercisable No (end of year)		50,000	50,000	50,000		50,000
(in Australian dollars, in thousands, except percent data) | Series 38a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.40	$ 1.40	$ 1.40
Opening Balance		150,000	150,000	150,000
Closing Balance			150,000	150,000	150,000
Vested and exercisable No (end of year)			150,000	150,000		150,000
(in Australian dollars, in thousands, except percent data) | Series 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.94	$ 1.94	$ 1.94
Opening Balance		975,000	1,090,000	1,655,000
Exercise of share options, (in shares)				(565,000)
Lapsed/Forfeited* No. (during the year)			(115,000)
Closing Balance		975,000	975,000	1,090,000	1,655,000
Vested and exercisable No (end of year)		975,000	975,000	1,090,000		1,090,000
(in Australian dollars, in thousands, except percent data) | Series 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.76	$ 1.76	$ 1.76
Opening Balance		902,425	902,425	1,302,425
Exercise of share options, (in shares)				(400,000)
Closing Balance		902,425	902,425	902,425	1,302,425
Vested and exercisable No (end of year)		902,425	902,425	902,425		902,425
(in Australian dollars, in thousands, except percent data) | Series 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.41	$ 1.41	$ 1.41
Opening Balance		750,000	750,000	750,000
Closing Balance		750,000	750,000	750,000	750,000
Vested and exercisable No (end of year)		750,000	750,000	750,000		750,000
(in Australian dollars, in thousands, except percent data) | Series 40a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.28	$ 1.28	$ 1.28
Opening Balance		750,000	750,000	750,000
Closing Balance		750,000	750,000	750,000	750,000
(in Australian dollars, in thousands, except percent data) | Series 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.52	$ 1.52	$ 1.52
Opening Balance		200,000	200,000	200,000
Closing Balance		200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)		200,000	200,000	200,000		200,000
(in Australian dollars, in thousands, except percent data) | Series 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.56	$ 1.56	$ 1.56
Opening Balance		200,000	200,000	200,000
Closing Balance		200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)		200,000	200,000	133,334		133,334
(in Australian dollars, in thousands, except percent data) | Series 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.87	$ 1.87	$ 1.87
Opening Balance		3,793,332	4,201,666	5,398,334
Exercise of share options, (in shares)			(20,000)	(944,998)
Lapsed/Forfeited* No. (during the year)		(660,000)	(388,334)	(251,670)
Closing Balance		3,133,332	3,793,332	4,201,666	5,398,334
Vested and exercisable No (end of year)		3,133,332	3,793,332	2,526,653		2,526,653
(in Australian dollars, in thousands, except percent data) | Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.87	$ 1.87	$ 1.87
Opening Balance		350,000	350,000	350,000
Closing Balance		350,000	350,000	350,000	350,000
Vested and exercisable No (end of year)		350,000	350,000	233,334		233,334
(in Australian dollars, in thousands, except percent data) | Series 44
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.72	$ 1.72
Opening Balance			150,000	300,000
Exercise of share options, (in shares)				(150,000)
Lapsed/Forfeited* No. (during the year)			(150,000)
Closing Balance				150,000	300,000
Vested and exercisable No (end of year)				50,000		50,000
(in Australian dollars, in thousands, except percent data) | Series 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.33	$ 1.33	$ 1.33
Opening Balance		590,000	590,000	590,000
Closing Balance		590,000	590,000	590,000	590,000
Vested and exercisable No (end of year)		590,000	590,000	393,332		393,332
(in Australian dollars, in thousands, except percent data) | Series 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.45	$ 1.45	$ 1.45
Opening Balance		3,333	3,333	5,000
Exercise of share options, (in shares)				(1,667)
Closing Balance		3,333	3,333	3,333	5,000
Vested and exercisable No (end of year)		3,333	3,333	1,667		1,667
(in Australian dollars, in thousands, except percent data) | Series 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.45	$ 1.45	$ 1.45
Opening Balance		150,000	150,000	150,000
Closing Balance		150,000	150,000	150,000	150,000
Vested and exercisable No (end of year)		150,000	150,000	150,000		150,000
(in Australian dollars, in thousands, except percent data) | Series 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.48	$ 1.48	$ 1.48
Opening Balance		300,000	300,000	300,000
Closing Balance		300,000	300,000	300,000	300,000
Vested and exercisable No (end of year)		300,000	300,000	200,000		200,000
(in Australian dollars, in thousands, except percent data) | Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.62	$ 1.62	$ 1.62
Opening Balance		3,098,670	3,638,671	4,690,000
Exercise of share options, (in shares)			(113,334)	(523,661)
Lapsed/Forfeited* No. (during the year)		(66,667)	(277,999)	(6,666)
Closing Balance		3,018,669	3,098,670	3,638,671	4,690,000
Vested and exercisable No (end of year)		3,018,669	1,940,654	1,030,310		1,030,310
(in Australian dollars, in thousands, except percent data) | Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.62	$ 1.62	$ 1.62
Lapsed/Forfeited* No. (during the year)		(13,334)	(148,668)	(521,002)
(in Australian dollars, in thousands, except percent data) | Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47	$ 1.47
Opening Balance		3,499,998	3,999,998	5,500,000
Exercise of share options, (in shares)				(800,002)
Lapsed/Forfeited* No. (during the year)		(466,666)	(333,334)	(700,000)
Closing Balance		2,833,332	3,499,998	3,999,998	5,500,000
Vested and exercisable No (end of year)		1,883,332	1,316,665	400,001		400,001
(in Australian dollars, in thousands, except percent data) | Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47
Lapsed/Forfeited* No. (during the year)		(200,000)	(166,666)
(in Australian dollars, in thousands, except percent data) | Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47	$ 1.47
Opening Balance		1,346,667	1,346,667	1,346,667
Closing Balance		1,346,667	1,346,667	1,346,667	1,346,667
Vested and exercisable No (end of year)		673,334	673,334	448,889		448,889
(in Australian dollars, in thousands, except percent data) | Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47	$ 1.47
Opening Balance		538,667	538,667	538,667
Closing Balance		538,667	538,667	538,667	538,667
Vested and exercisable No (end of year)		538,667	359,112	179,556		179,556
(in Australian dollars, in thousands, except percent data) | Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47	$ 1.47
Opening Balance		700,000	700,000	700,000
Closing Balance		700,000	700,000	700,000	700,000
Vested and exercisable No (end of year)		175,000
(in Australian dollars, in thousands, except percent data) | Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47	$ 1.47
Opening Balance		400,000	400,000	400,000
Lapsed/Forfeited* No. (during the year)		(400,000)
Closing Balance			400,000	400,000	400,000
(in Australian dollars, in thousands, except percent data) | Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.47	$ 1.47
Opening Balance			150,000	150,000
Lapsed/Forfeited* No. (during the year)			(150,000)
Closing Balance				150,000	150,000
(in Australian dollars, in thousands, except percent data) | Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.62	$ 1.62	$ 1.62
Opening Balance		400,000	400,000	400,000
Lapsed/Forfeited* No. (during the year)		(400,000)
Closing Balance			400,000	400,000	400,000
Vested and exercisable No (end of year)			266,666	133,333		133,333
(in Australian dollars, in thousands, except percent data) | Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.47	$ 1.47	$ 1.47
Opening Balance		800,000	800,000	800,000
Lapsed/Forfeited* No. (during the year)		(800,000)
Closing Balance			800,000	800,000	800,000
Vested and exercisable No (end of year)			533,334	266,667		266,667
(in Australian dollars, in thousands, except percent data) | Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.98	$ 1.98	$ 1.98
Opening Balance		153,334	295,000	845,000
Exercise of share options, (in shares)				(98,334)
Lapsed/Forfeited* No. (during the year)		(133,334)	(25,000)	(11,667)
Closing Balance		20,000	153,334	295,000	845,000
Vested and exercisable No (end of year)		20,000	146,668	98,334		98,334
(in Australian dollars, in thousands, except percent data) | Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 1.98	$ 1.98
Opening Balance
Lapsed/Forfeited* No. (during the year)			(116,666)	(439,999)
Closing Balance
Vested and exercisable No (end of year)
(in Australian dollars, in thousands, except percent data) | Series 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.48	$ 1.48	$ 1.48
Opening Balance		350,000	350,000	450,000
Exercise of share options, (in shares)				(100,000)
Closing Balance		350,000	350,000	350,000	450,000
Vested and exercisable No (end of year)		300,000	300,000	300,000		300,000
(in Australian dollars, in thousands, except percent data) | Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.83	$ 1.83	$ 1.83
Opening Balance		200,000	200,000	200,000
Exercise of share options, (in shares)				0
Closing Balance		200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)		200,000	133,332	66,666		66,666
(in Australian dollars, in thousands, except percent data) | Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.80	$ 1.80	$ 1.80
Opening Balance		100,000	100,000	100,000
Closing Balance		100,000	100,000	100,000	100,000
Vested and exercisable No (end of year)		100,000	100,000	100,000		100,000
(in Australian dollars, in thousands, except percent data) | Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.98	$ 1.98	$ 1.98
Opening Balance		450,000	450,000	450,000
Lapsed/Forfeited* No. (during the year)		(200,000)
Closing Balance		150,000	450,000	450,000	450,000
Vested and exercisable No (end of year)		150,000	300,000	150,000		150,000
(in Australian dollars, in thousands, except percent data) | Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.98
Lapsed/Forfeited* No. (during the year)		(100,000)
(in Australian dollars, in thousands, except percent data) | Series 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.38	$ 3.38	$ 3.38
Opening Balance		10,000	10,000
Granted No. (during the year)				65,000
Lapsed/Forfeited* No. (during the year)				(55,000)
Closing Balance		10,000	10,000	10,000
Vested and exercisable No (end of year)		10,000	10,000	3,333		3,333
(in Australian dollars, in thousands, except percent data) | Series 60
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares				$ 2.51
Granted No. (during the year)				57,660
Lapsed/Forfeited* No. (during the year)				(57,660)
(in Australian dollars, in thousands, except percent data) | Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 2.51	$ 2.51
Opening Balance			50,000
Granted No. (during the year)				250,000
Lapsed/Forfeited* No. (during the year)			(16,666)	(200,000)
Closing Balance				50,000
Vested and exercisable No (end of year)				16,666		16,666
(in Australian dollars, in thousands, except percent data) | Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 2.51
Lapsed/Forfeited* No. (during the year)			(33,334)
(in Australian dollars, in thousands, except percent data) | Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 4.02	$ 4.02	$ 4.02
Opening Balance		1,200,000	1,200,000
Granted No. (during the year)				1,200,000
Closing Balance		1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year)		1,200,000	800,000	400,000		400,000
(in Australian dollars, in thousands, except percent data) | Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.65	$ 3.65	$ 3.65
Opening Balance		2,400,000	2,400,000
Granted No. (during the year)				2,400,000
Lapsed/Forfeited* No. (during the year)		(800,000)
Closing Balance		1,200,000	2,400,000	2,400,000
Vested and exercisable No (end of year)		200,000	400,000
(in Australian dollars, in thousands, except percent data) | Series 63 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.65
Lapsed/Forfeited* No. (during the year)		(400,000)
(in Australian dollars, in thousands, except percent data) | Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.75	$ 3.75	$ 3.75
Opening Balance		3,498,333	4,280,000
Granted No. (during the year)				5,970,000
Lapsed/Forfeited* No. (during the year)		(176,668)	(225,003)	(1,690,000)
Closing Balance		3,253,333	3,498,333	4,280,000
Vested and exercisable No (end of year)		2,160,009	1,201,676
(in Australian dollars, in thousands, except percent data) | Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.75	$ 3.75	$ 3.41
Opening Balance			300,000
Granted No. (during the year)				300,000
Lapsed/Forfeited* No. (during the year)		(68,332)	(556,664)
Closing Balance				300,000
(in Australian dollars, in thousands, except percent data) | Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.41	$ 3.41	$ 3.41
Opening Balance		2,700,000	3,050,000
Granted No. (during the year)				3,400,000
Lapsed/Forfeited* No. (during the year)		(965,000)	(350,000)	(350,000)
Closing Balance		1,735,000	2,700,000	3,050,000
Vested and exercisable No (end of year)		478,334	133,334
(in Australian dollars, in thousands, except percent data) | Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.41	$ 3.41
Opening Balance			325,000
Granted No. (during the year)				325,000
Lapsed/Forfeited* No. (during the year)			(325,000)
Closing Balance				325,000
(in Australian dollars, in thousands, except percent data) | Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.41	$ 3.41	$ 3.41
Opening Balance		350,000	350,000
Granted No. (during the year)				350,000
Closing Balance		350,000	350,000	350,000
Vested and exercisable No (end of year)		116,666
(in Australian dollars, in thousands, except percent data) | Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.41	$ 3.41
Opening Balance		300,000	300,000
Closing Balance		300,000	300,000	300,000
Vested and exercisable No (end of year)		100,000
(in Australian dollars, in thousands, except percent data) | Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.41	$ 3.41	$ 3.41
Opening Balance		1,200,000	1,200,000
Granted No. (during the year)				1,200,000
Closing Balance		1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year)		720,000
(in Australian dollars, in thousands, except percent data) | Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 5.76	$ 5.76	$ 5.76
Opening Balance		5,000	5,000
Granted No. (during the year)				140,000
Lapsed/Forfeited* No. (during the year)		(3,334)		(135,000)
Closing Balance		0	5,000	5,000
Vested and exercisable No (end of year)			1,667
(in Australian dollars, in thousands, except percent data) | Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 5.76
Lapsed/Forfeited* No. (during the year)		(1,666)
(in Australian dollars, in thousands, except percent data) | Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 4.78	$ 4.78	$ 4.78
Opening Balance		200,000	200,000
Granted No. (during the year)				200,000
Closing Balance		200,000	200,000	200,000
Vested and exercisable No (end of year)		100,000	100,000
(in Australian dollars, in thousands, except percent data) | Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Lapsed/Forfeited* No. (during the year)			(133,333)
(in Australian dollars, in thousands, except percent data) | Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 3.84	$ 3.84
Opening Balance			200,000
Granted No. (during the year)				240,000
Lapsed/Forfeited* No. (during the year)			(66,667)	(40,000)
Closing Balance				200,000
(in Australian dollars, in thousands, except percent data) | Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.60	$ 3.60	$ 3.60
Opening Balance		200,000	200,000
Granted No. (during the year)				200,000
Closing Balance		200,000	200,000	200,000
Vested and exercisable No (end of year)		133,333	66,666
(in Australian dollars, in thousands, except percent data) | Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 3.60	$ 3.60	$ 3.60
Opening Balance		100,000	100,000
Granted No. (during the year)				100,000
Closing Balance		100,000	100,000	100,000
Vested and exercisable No (end of year)		100,000	100,000	100,000		100,000
(in Australian dollars, in thousands, except percent data) | Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 2.67	$ 2.67	$ 2.67
Opening Balance		250,000	250,000
Granted No. (during the year)				250,000
Closing Balance		250,000	250,000	250,000
Vested and exercisable No (end of year)		166,667	0
(in Australian dollars, in thousands, except percent data) | Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares			$ 0	$ 0
Opening Balance			45,746
Granted No. (during the year)				45,746
Exercise of share options, (in shares)			(45,746)
Closing Balance				45,746
Vested and exercisable No (end of year)				45,746		45,746
(in Australian dollars, in thousands, except percent data) | Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 2.28	$ 2.28
Opening Balance		200,000
Granted No. (during the year)			200,000
Closing Balance		200,000	200,000
Vested and exercisable No (end of year)		133,334	66,667
(in Australian dollars, in thousands, except percent data) | Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.77	$ 1.77
Opening Balance		3,423,000
Granted No. (during the year)			3,973,000
Lapsed/Forfeited* No. (during the year)		(50,001)	(550,000)
Closing Balance		3,186,333	3,423,000
Vested and exercisable No (end of year)		1,051,007
(in Australian dollars, in thousands, except percent data) | Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.77	$ 1.77
Opening Balance		4,150,000
Granted No. (during the year)			4,150,000
Lapsed/Forfeited* No. (during the year)		(300,000)
Closing Balance		3,850,000	4,150,000
Vested and exercisable No (end of year)		923,334
(in Australian dollars, in thousands, except percent data) | Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.77	$ 1.77
Opening Balance		1,550,000
Granted No. (during the year)			1,550,000
Closing Balance		1,550,000	1,550,000
(in Australian dollars, in thousands, except percent data) | Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.77	$ 1.77
Opening Balance		650,000
Granted No. (during the year)			650,000
Lapsed/Forfeited* No. (during the year)		(650,000)
Closing Balance			650,000
(in Australian dollars, in thousands, except percent data) | Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.42	$ 1.42
Opening Balance		200,000
Granted No. (during the year)			200,000
Closing Balance		200,000	200,000
Vested and exercisable No (end of year)		100,000
(in Australian dollars, in thousands, except percent data) | Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.77
Lapsed/Forfeited* No. (during the year)		(186,666)
(in Australian dollars, in thousands, except percent data) | Series 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.03
Granted No. (during the year)		1,250,000
Closing Balance		1,250,000
(in Australian dollars, in thousands, except percent data) | Series 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.01
Granted No. (during the year)		200,000
Closing Balance		200,000
Vested and exercisable No (end of year)		66,667
(in Australian dollars, in thousands, except percent data) | Series 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 0.85
Granted No. (during the year)		200,000
Closing Balance		200,000
(in Australian dollars, in thousands, except percent data) | Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.13
Granted No. (during the year)		5,844,500
Lapsed/Forfeited* No. (during the year)		(90,000)
Closing Balance		5,754,500
(in Australian dollars, in thousands, except percent data) | Series79 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.03
Granted No. (during the year)		4,350,000
Closing Balance		4,350,000
(in Australian dollars, in thousands, except percent data) | Series 79 B
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.13
Granted No. (during the year)		225,000
Closing Balance		225,000
(in Australian dollars, in thousands, except percent data) | Series 79 C
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.03
Granted No. (during the year)		3,225,000
Closing Balance		3,225,000
(in Australian dollars, in thousands, except percent data) | Series 79 D
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.03
Granted No. (during the year)		1,200,000
Closing Balance		1,200,000
(in Australian dollars, in thousands, except percent data) | Series 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 0.93
Granted No. (during the year)		100,000
Closing Balance		100,000
Vested and exercisable No (end of year)		100,000
(in Australian dollars, in thousands, except percent data) | Series 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 4.60
Granted No. (during the year)		100,000
Closing Balance		100,000
Vested and exercisable No (end of year)		100,000
(in Australian dollars, in thousands, except percent data) | Series 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.12
Granted No. (during the year)		100,000
Closing Balance		100,000
(in Australian dollars, in thousands, except percent data) | Series 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares		$ 1.03
Granted No. (during the year)		180,000
Lapsed/Forfeited* No. (during the year)		(30,000)
Closing Balance		150,000
USD | Series 32
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share) | $ / shares						$ 4.20
Opening Balance			1,753,334	2,268,334
Exercise of share options, (in shares)				(515,000)
Closing Balance				1,753,334	2,268,334
Vested and exercisable No (end of year)				1,753,334		1,753,334